Segment information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Reportable Segments

Segment Information
(Millions of dollars)
Reportable Segments:
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2014
Construction Industries	$19,362	$250	$19,612	$522	$2,207	$6,596	$369
Resource Industries	8,921	585	9,506	691	501	9,568	277
Energy & Transportation	21,727	2,248	23,975	646	4,038	8,399	608
Machinery, Energy & Transportation	$50,010	$3,083	$53,093	$1,859	$6,746	$24,563	$1,254
Financial Products Segment	3,313	—	3,313	885	901	37,011	1,634
Total	$53,323	$3,083	$56,406	$2,744	$7,647	$61,574	$2,888

2013
Construction Industries	$18,532	$330	$18,862	$493	$1,374	$7,607	$551
Resource Industries	11,805	465	12,270	698	1,586	10,389	499
Energy & Transportation	20,155	1,895	22,050	642	3,401	8,492	677
Machinery, Energy & Transportation	$50,492	$2,690	$53,182	$1,833	$6,361	$26,488	$1,727
Financial Products Segment	3,224	—	3,224	789	990	36,980	1,806
Total	$53,716	$2,690	$56,406	$2,622	$7,351	$63,468	$3,533

2012
Construction Industries	$19,451	$470	$19,921	$459	$1,846	$9,624	$984
Resource Industries	19,715	726	20,441	649	4,285	12,466	1,078
Energy & Transportation	21,122	2,407	23,529	604	3,422	9,323	960
Machinery, Energy & Transportation	$60,288	$3,603	$63,891	$1,712	$9,553	$31,413	$3,022
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$63,378	$3,603	$66,981	$2,420	$10,316	$67,976	$4,682

Reconciliation of Sales and revenues:

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments		Consolidated Total
2014
Total external sales and revenues from reportable segments	$50,010	$3,313	$—		$53,323
All Other operating segments	2,251	—	—		2,251
Other	(119)	73	(344)	[1]	(390)
Total sales and revenues	$52,142	$3,386	$(344)		$55,184

2013
Total external sales and revenues from reportable segments	$50,492	$3,224	$—		$53,716
All Other operating segments	2,263	—	—		2,263
Other	(61)	78	(340)	[1]	(323)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

2012
Total external sales and revenues from reportable segments	$60,288	$3,090	$—		$63,378
All Other operating segments	2,827	—	—		2,827
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

[1]	Elimination of Financial Products revenues from Machinery, Energy & Transportation.

Reconciliation of Consolidated profit before taxes:

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2014
Total profit from reportable segments	$6,746	$901	$7,647
All Other operating segments	850	—	850
Cost centers	38	—	38
Corporate costs	(1,584)	—	(1,584)
Timing	(244)	—	(244)
Restructuring costs	(441)	—	(441)
Methodology differences:
Inventory/cost of sales	55	—	55
Postretirement benefit expense	(411)	—	(411)
Financing costs	(502)	—	(502)
Equity in (profit) loss of unconsolidated affiliated companies	(8)	—	(8)
Currency	(52)	—	(52)
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(24)	8	(16)
Total consolidated profit before taxes	$4,174	$909	$5,083

2013
Total profit from reportable segments	$6,361	$990	$7,351
All Other operating segments	736	—	736
Cost centers	119	—	119
Corporate costs	(1,368)	—	(1,368)
Timing	116	—	116
Restructuring costs	(200)	—	(200)
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	(685)	—	(685)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(110)	—	(110)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(48)	30	(18)
Total consolidated profit before taxes	$4,108	$1,020	$5,128

2012
Total profit from reportable segments	$9,553	$763	$10,316
All Other operating segments	994	—	994
Cost centers	11	—	11
Corporate costs	(1,502)	—	(1,502)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in (profit) loss of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(20)	17	(3)
Total consolidated profit before taxes	$7,456	$780	$8,236

Reconciliation of Restructuring Costs:
As noted above, restructuring costs are a reconciling item between Segment profit and Consolidated profit before taxes. Had we included the amounts in the segments' results, the profit would have been as shown below:

Reconciliation of Restructuring costs:
(Millions of dollars)	Segment profit	Restructuring costs	Segment profit with restructuring costs
2014
Construction Industries	$2,207	$(293)	$1,914
Resource Industries	501	(72)	429
Energy & Transportation	4,038	(31)	4,007
Financial Products Segment	901	—	901
All Other operating segments	850	(36)	814
Total	$8,497	$(432)	$8,065

2013
Construction Industries	$1,374	$(33)	$1,341
Resource Industries	1,586	(105)	1,481
Energy & Transportation	3,401	(32)	3,369
Financial Products Segment	990	—	990
All Other operating segments	736	(27)	709
Total	$8,087	$(197)	$7,890

Reconciliation of Assets:

Reconciliation of Assets:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2014
Total assets from reportable segments	$24,563	$37,011	$—	$61,574
All Other operating segments	2,810	—	—	2,810
Items not included in segment assets:
Cash and short-term investments	6,317	—	—	6,317
Intercompany receivables	1,185	—	(1,185)	—
Investment in Financial Products	4,488	—	(4,488)	—
Deferred income taxes	3,627	—	(674)	2,953
Goodwill and intangible assets	3,492	—	—	3,492
Property, plant and equipment – net and other assets	1,174	—	—	1,174
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	9,837	—	—	9,837
Inventory methodology differences	(2,697)	—	—	(2,697)
Other	(395)	(102)	(69)	(566)
Total assets	$54,188	$36,909	$(6,416)	$84,681

2013
Total assets from reportable segments	$26,488	$36,980	$—	$63,468
All Other operating segments	2,973	—	—	2,973
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	2,541	—	(525)	2,016
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,175	—	—	1,175
Operating lease methodology difference	(273)	—	—	(273)
Liabilities included in segment assets	10,357	—	—	10,357
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(214)	(135)	(111)	(460)
Total assets	$54,704	$36,845	$(6,653)	$84,896

2012
Total assets from reportable segments	$31,413	$36,563	$—	$67,976
All Other operating segments	3,179	—	—	3,179
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill and intangible assets	3,145	—	—	3,145
Property, plant and equipment – net and other assets	723	—	—	723
Operating lease methodology difference	(305)	—	—	(305)
Liabilities included in segment assets	10,900	—	—	10,900
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(176)	(107)	(132)	(415)
Total assets	$57,898	$36,456	$(5,384)	$88,970

Reconciliation of Depreciation and amortization:

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2014
Total depreciation and amortization from reportable segments	$1,859	$885	$2,744
Items not included in segment depreciation and amortization:
All Other operating segments	279	—	279
Cost centers	150	—	150
Other	(35)	25	(10)
Total depreciation and amortization	$2,253	$910	$3,163

2013
Total depreciation and amortization from reportable segments	$1,833	$789	$2,622
Items not included in segment depreciation and amortization:
All Other operating segments	305	—	305
Cost centers	151	—	151
Other	(16)	25	9
Total depreciation and amortization	$2,273	$814	$3,087

2012
Total depreciation and amortization from reportable segments	$1,712	$708	$2,420
Items not included in segment depreciation and amortization:
All Other operating segments	313	—	313
Cost centers	96	—	96
Other	(39)	23	(16)
Total depreciation and amortization	$2,082	$731	$2,813

Reconciliation of Capital expenditures:

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2014
Total capital expenditures from reportable segments	$1,254	$1,634	$—	$2,888
Items not included in segment capital expenditures:
All Other operating segments	331	—	—	331
Cost centers	181	—	—	181
Timing	21	—	—	21
Other	(146)	183	(79)	(42)
Total capital expenditures	$1,641	$1,817	$(79)	$3,379

2013
Total capital expenditures from reportable segments	$1,727	$1,806	$—	$3,533
Items not included in segment capital expenditures:
All Other operating segments	452	—	—	452
Cost centers	191	—	—	191
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

2012
Total capital expenditures from reportable segments	$3,022	$1,660	$—	$4,682
Items not included in segment capital expenditures:
All Other operating segments	459	—	—	459
Cost centers	201	—	—	201
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

Information about Geographic Areas
Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2014	2013	2012		2014	2013	2012
Inside United States	$21,122	$18,579	$20,239		$8,714	$8,723	$8,559
Outside United States	34,062	37,077	45,636	[2]	7,863	8,352	7,902
Total	$55,184	$55,656	$65,875		$16,577	$17,075	$16,461

[1]	Sales of Machinery, Energy & Transportation are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.